Annual Total Returns - SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO - SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO - Select Gold Portfolio - Select Gold Portfolio	Apr. 29, 2025
Bar Chart Table:
Annual Return 2015	(17.88%)
Annual Return 2016	47.28%
Annual Return 2017	8.63%
Annual Return 2018	(13.00%)
Annual Return 2019	35.50%
Annual Return 2020	26.85%
Annual Return 2021	(10.43%)
Annual Return 2022	(13.46%)
Annual Return 2023	(0.36%)
Annual Return 2024	14.93%